Stock Options (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Options Outstanding [Member]
Number of warrants outstanding	15,633,001	58,133,001
Weighted average remaining contractual life (years)	6 years 9 months 18 days	6 years 9 months 18 days
Weighted average exercise price	$ 0.05084	$ 0.03704
Option Exercisable [Member]
Weighted average exercise price	$ 0.05084	$ 0.03704
Weighted average remaining contractual life (years)	6 years 9 months 18 days	6 years 9 months 18 days
Number of warrants exercisable	15,633,001	5,031,908
Exercise Prices [Member] | Options Outstanding [Member]
Weighted average exercise price	$ 1,121,250,000	$ 1,121,250,000
Number of warrants outstanding	1	1
Weighted average remaining contractual life (years)	2 years	2 years
Exercise Prices [Member] | Option Exercisable [Member]
Weighted average exercise price	$ 1,121,250,000	$ 1,121,250,000
Weighted average remaining contractual life (years)	2 years	2 years
Number of warrants exercisable	1	1
Exercise Prices One [Member] | Options Outstanding [Member]
Number of warrants outstanding	15,000,000	126,000
Weighted average remaining contractual life (years)	10 years	7 years
Weighted average exercise price	$ 0.005	$ 2.85
Exercise Prices One [Member] | Option Exercisable [Member]
Weighted average remaining contractual life (years)	10 years	7 years
Weighted average exercise price	$ 0.005	$ 2.85
Number of warrants exercisable	15,000,000	126,000
Exercise Prices Two [Member] | Options Outstanding [Member]
Number of warrants outstanding	126,000	392,000
Weighted average remaining contractual life (years)	7 years	6 years
Weighted average exercise price	$ 2.85	$ 3.125
Exercise Prices Two [Member] | Option Exercisable [Member]
Weighted average exercise price	$ 2.85	$ 3.125
Weighted average remaining contractual life (years)	7 years	6 years
Number of warrants exercisable	126,000	392,000
Exercise Prices Three [Member] | Options Outstanding [Member]
Number of warrants outstanding	115,000	115,000
Weighted average remaining contractual life (years)	9 years	9 years
Weighted average exercise price	$ 2.05	$ 2.05
Exercise Prices Three [Member] | Option Exercisable [Member]
Weighted average exercise price	$ 2.05	$ 2.05
Weighted average remaining contractual life (years)	9 years	9 years
Number of warrants exercisable	115,000	115,000
Exercise Prices Four [Member] | Options Outstanding [Member]
Weighted average exercise price	$ 3.125	$ 0.005
Number of warrants outstanding	392,000	57,500,000
Weighted average remaining contractual life (years)	6 years	10 years
Exercise Prices Four [Member] | Option Exercisable [Member]
Weighted average exercise price	$ 3.125	$ 0.005
Number of warrants exercisable	392,000	57,500,000
Weighted average remaining contractual life (years)	6 years	10 years